Average Annual Total Returns - Class H - SP SmallCap 600 Pure Value Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600 Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(7.17%)	2.86%	4.19%	(7.17%)	2.86%	4.19%	(4.25%)	2.20%	3.32%	(4.20%)	5.28%	6.72%